MERRILL LYNCH
ASSET GROWTH
FUND, INC.



FUND LOGO




Quarterly Report

November 30, 1998




Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH ASSET GROWTH FUND, INC.


Worldwide
Investments as of
November 30, 1998


Breakdown of
Stocks & Fixed-Income      Percent of
Securities by Country      Net Assets++

United States                55.0%
Germany                       7.9
United Kingdom                7.8
France                        4.4
Sweden                        3.4
Japan                         3.1
Spain                         2.6
Finland                       1.8
Italy                         1.7
Switzerland                   1.7
Netherlands                   1.2
Canada                        1.1
Ireland                       0.5
Norway                        0.2
Austria                       0.1
Denmark                       0.1
Singapore                     0.1
                            ------
Total                        92.7%
                            ======

[FN]
++Total may not equal 100%.



Ten Largest Industries     Percent of
(Equity Investments)       Net Assets

Telecommunications            6.0%
Banking                       5.2
Insurance                     4.6
Pharmaceuticals               3.1
Retail--Stores                2.8
Broadcasting/Cable            2.1
Beverages                     2.0
Computer Services/Software    2.0
Electronics                   2.0
Automobile Parts              1.8


                             Country     Percent
Ten Largest Holdings           of        of Net
(Equity Investments)         Origin      Assets

Bristol-Myers Squibb
 Company                       US         1.3%
Premier Parks, Inc.            US         1.3
Rite Aid Corporation           US         1.2
MCI WorldCom, Inc.             US         1.2
GreenPoint
 Financial Corp.               US         1.2
COMPAQ Computer
 Corporation                   US         1.1
Tele-Communications
 TCI Ventures Group
 (Class A)                     US         1.1
Cisco Systems, Inc.            US         1.1
Diageo PLC                     UK         1.0
Tele-Communications,
 Inc. (Class A)                US         1.0



Merrill Lynch Asset Growth Fund, Inc., November 30, 1998


DEAR SHAREHOLDER


During the quarter ended November 30, 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. Early in the period, the deteriorating outlook for corporate profits amid signs of a weakening economy led to lower share prices in world stock markets. At the same time, the uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. Yields also declined in sovereign bond markets of other major industrialized countries. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed US Treasury securities by a wide margin. Although a one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, an unexpected one-quarter point cut in October sparked a rally in stock and bond prices. The rally was fueled further by another easing of monetary policy in mid-November. However, by November quarter-end, share prices had resumed their decline amidst renewed investor uncertainties regarding global economic prospects.

As long as worldwide economic conditions appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil. The announcements of banking system reform and fiscal stimulus packages in Japan provided some encouragement to investors, but the effectiveness of these programs remains to be seen. A multilateral aid package to Brazil initially bolstered investor confidence regarding the prospects for this country and other emerging markets. Further progress in easing strains within the global financial system, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of stability to the volatile investment environment.


Portfolio Matters
As of November 30, 1998, the asset allocation for Merrill Lynch
Asset Growth Fund, Inc. was: US stocks, 49% of net assets; foreign stocks, 29%; US bonds, 6%; foreign bonds, 9%; and cash and cash reserves, 7%.

During the quarter ended November 30, 1998, a shift toward an increasingly accommodative monetary policy by the Federal Reserve Board led us to become more positive regarding US equities. Consequently, we increased the Fund's allocation to US common stocks from 28% of net assets to 49% of net assets during the three months ended November 30, 1998. In increasing our US equity exposure, we emphasized the shares of companies that we believed offered a high degree of earnings visibility through 1999 despite an expected slowdown in economic activity. New positions in the Fund included commitments in the technology sector, such as Microsoft Corporation, Motorola, Inc. and Micron Technology, Inc.; in utilities, as exemplified by Texas Utilities Company and Public Service Enterprise Group Incorporated; and in healthcare through Johnson & Johnson. As of November 30, 1998, consumer staples, technology and financials represented the largest sector weightings among our US equity commitments, while we reduced the Fund's weighting in consumer cyclicals.

During the three-month period ended November 30, 1998, we further reduced the Fund's foreign equity weighting from 32% of net assets to 29% while continuing to add to European equity investments. As is the case with our US strategy, our focus remains on companies with predictable earnings streams, where the risk of earnings dis-appointments seems low despite slower economic growth. In recent months, we increased our representation in such industries as telecommunications, telecommunications equipment, food and healthcare. Our commitment to Japanese equities remains under-weighted relative to the Morgan Stanley EAFE Index. At present, we continue to be cautious toward emerging markets, which led us to eliminate our remaining positions in Latin America and Asia (excluding Japan) prior to August 31, 1998.

During the three months ended November 30, 1998, we significantly reduced the Fund's bond representation. We cut back our foreign bond weighting from 22% of net assets to 9%, and our US bond commitment was reduced from 15% of net assets to 6% during the quarter. In the United States, we took advantage of a rally in fixed-income markets to reduce the average duration of our bond holdings from 8.0 years to 6.3 years during the three months ended November 30, 1998. Among the Fund's foreign bond holdings, we eliminated our commitment to Swedish bonds, limiting our foreign bond commitments to Germany and the United Kingdom. We continued to hedge our UK stock and bond positions back into US dollars as we look for weakness in the British pound in the coming months. However, we have eliminated our hedges on Continental European equities and bonds as well as Japanese equities because we believe an easier monetary policy by the Federal Reserve Board could lead to near-term weakness in the US dollar compared to these currencies.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



January 5, 1999




PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Asset Growth Fund, Inc., November 30, 1998


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/98                        -10.87%        -15.55%
Inception (9/02/94)
through 9/30/98                           + 4.20         + 2.83

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/98                        -11.68%        -14.66%
Inception (9/02/94)
through 9/30/98                           + 3.15         + 3.15

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/98                        -11.79%        -12.54%
Inception (10/21/94)
through 9/30/98                           + 3.63         + 3.63

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/98                        -11.04%        -15.71%
Inception (10/21/94)
through 9/30/98                           + 4.47         + 3.05

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                          12 Month          3 Month       Since Inception
                                                        Total Return      Total Return      Total Return
ML Asset Growth Fund, Inc. Class A Shares                   +1.92%           +5.96%            +25.56%
ML Asset Growth Fund, Inc. Class B Shares                   +0.89            +5.68             +20.20
ML Asset Growth Fund, Inc. Class C Shares                   +0.83            +5.71             +21.94
ML Asset Growth Fund, Inc. Class D Shares                   +1.61            +5.83             +26.00

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 9/02/94 to 11/30/98 and Class C & Class D Shares, from 10/21/94 to 11/30/98.


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
                                         Shares                                                                  Percent of
COUNTRY        Industries                 Held           Common Stocks                        Cost      Value    Net Assets
Austria        Paper Products              200    Mayr-Melnhof Karton AG                $    10,117   $     9,199      0.1%

                                                  Total Common Stocks in Austria             10,117         9,199      0.1

Canada         Automobile Parts            400    Magna International, Inc. (Class A)        27,077        26,625      0.3

               Telecommunications        2,700    Teleglobe Inc.                             73,086        73,406      0.8

                                                  Total Common Stocks in Canada             100,163       100,031      1.1

Denmark        Commercial Services         100    ISS International Service
                                                  System A/S (Class B)                        6,525         6,615      0.1

                                                  Total Common Stocks in Denmark              6,525         6,615      0.1

Finland        Communications Equipment    300    Nokia Oyj (Class A)                        27,543        29,361      0.3

               Diversified               1,900    Amer Group Ltd.                            33,365        20,702      0.2

               Insurance                   900    Sampro Insurance Company PLC (Class A)     41,729        31,135      0.4

               Paper & Forest Products     400    UPM-Kymmene Oyj                             8,931        10,507      0.1

               Pharmaceuticals             920    Orion-Yhtymae OY (Class B)                 23,989        21,212      0.3

               Real Estate               5,990    Sponda Oyj                                 42,205        39,626      0.5
               Investment Trusts

                                                  Total Common Stocks in Finland            177,762       152,543      1.8

France         Electronics                 700    Thomson-CSF S.A.                           26,480        26,421      0.3

               Foods                       117    Groupe Danone                              30,717        34,255      0.4

               Insurance                   600    AXA-UAP                                    67,781        77,781      0.9

               Oil--Related                500    Elf Aquitaine S.A.                         60,672        62,524      0.7

               Reinsurance                 900    SCOR S.A.                                  35,728        57,700      0.7

               Semiconductor Capital     1,100    STMicroelectronics N.V.
               Equipment                          (NY Registered Shares)                     78,379        73,838      0.8

               Telecommunications          300    France Telecom S.A.                        21,058        20,900      0.2

               Utilities--Water            150    Vivendi S.A.                               30,103        34,022      0.4

                                                  Total Common Stocks in France             350,918       387,441      4.4

Germany        Automobile                  270    DaimlerChrysler AG                         21,121        25,443      0.3

               Chemicals                   600    Henkel KGaA (Preferred)                    25,574        50,932      0.6

                                                  Total Common Stocks in Germany             46,695        76,375      0.9

Ireland        Banking                   2,100    Bank of Ireland                            44,433        43,610      0.5

                                                  Total Common Stocks in Ireland             44,433        43,610      0.5

Italy          Banking                  41,000    Banca di Roma S.p.A.                       89,648        71,158      0.8

               Publishing                2,800    Mondadori (Arnoldo) Editore S.p.A.         23,578        35,297      0.4

               Telecommunications        5,600    Telecom Italia S.p.A.                      42,473        45,518      0.5

                                                  Total Common Stocks in Italy              155,699       151,973      1.7

Japan          Consumer--Electronics     2,000    Matsushita Electric Industrial
                                                  Company, Ltd.                              31,700        32,185      0.4

               Cosmetics/Toiletries      1,000    KAO Corp.                                  19,901        18,937      0.2

               Diversified Companies     1,000    Olympus Optical Co. Ltd.                   11,041        10,956      0.1

               Electrical Equipment      2,000    Fujikura Ltd.                              11,583        11,167      0.1

               Electronics               1,000    Fujitsu Ltd.                               11,369        11,557      0.1

               Insurance                 3,000    Tokio Marine & Fire Insurance
                                                  Co., Ltd.                                  30,838        33,891      0.4

               Machine Tools &           3,000    Minebea Co., Ltd.                          31,399        32,258      0.4
               Machinery

               Merchandising             1,000    Marui Co. Ltd.                             19,189        17,840      0.2

               Photography               1,000    Fuji Photo Film Co., Ltd.                  37,194        37,386      0.4




Merrill Lynch Asset Growth Fund, Inc., November 30, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                                         Shares                                                                  Percent of
COUNTRY        Industries                 Held           Common Stocks                        Cost      Value    Net Assets
Japan          Telecommunications           10    NTT Mobile Communication
(concluded)                                       Network, Inc.                         $    32,998   $    38,199      0.4%
                                             4    Nippon Telegraph & Telephone
                                                  Corporation (NTT)                          34,178        29,908      0.4
                                                                                        -----------   -----------    ------
                                                                                             67,176        68,107      0.8

                                                  Total Common Stocks in Japan              271,390       274,284      3.1

Netherlands    Broadcasting & Publishing   300    Wolters Kluwer N.V.                        45,852        57,359      0.7

               Multi-Industry              600    Unilever N.V.                              43,041        47,052      0.5

                                                  Total Common Stocks in the Netherlands     88,893       104,411      1.2

Norway         Computer Software         1,300    Merkantildata ASA                           9,939        14,199      0.2

                                                  Total Common Stocks in Norway               9,939        14,199      0.2

Singapore      Electronics Components       90    Flextronics International Ltd.              6,062         5,985      0.1

                                                  Total Common Stocks in Singapore            6,062         5,985      0.1

Spain          Building Materials        3,100    Uralita, S.A.                              43,535        34,377      0.4

               Real Estate               1,400    Metrovacesa, S.A.                          43,683        38,643      0.4

               Telecommunications        1,200    Telefonica, S.A.                           52,293        56,567      0.7

               Utilities--Electric       1,800    Endesa, S.A.                               47,169        47,118      0.5

               Venture Capital           3,900    Dinamia Capital Privado-Sociedad
                                                  de Capital Riesgo, S.A.                    71,130        48,808      0.6

                                                  Total Common Stocks in Spain              257,810       225,513      2.6

Sweden         Auto & Truck                800    Autoliv, Inc.                              26,701        28,950      0.3

               Automobile Parts          2,500    Haldex AB                                  44,179        30,054      0.3

               Banking                     900    ForeningsSparbanken AB                     11,192        25,301      0.3
                                         4,100    Nordbanken Holding AB                      27,195        26,034      0.3
                                                                                        -----------   -----------    ------
                                                                                             38,387        51,335      0.6

               Diversified Companies       700    Custos AB (Class B)                        18,434        13,809      0.2

               Investment Management     1,700    Bure Investment AB                         14,475        23,685      0.3

               Laser Components          1,600    Spectra-Physics AB (Class A)               48,844        19,530      0.2

               Real Estate               2,200    Castellum AB                               22,897        20,615      0.2
               Investment Trusts         3,000    Fastighets AB Tornet                       48,453        39,208      0.5
                                                                                        -----------   -----------    ------
                                                                                             71,350        59,823      0.7

               Telecommunications        2,600    Telefonaktiebolaget LM
                                                  Ericsson (ADR)(a)                          66,549        71,663      0.8

                                                  Total Common Stocks in Sweden             328,919       298,849      3.4

Switzerland    Drugs                        24    Novartis AG (Registered Shares)            44,314        45,211      0.5

               Foods/Food Processing        15    Nestle S.A. (Registered Shares)            30,864        31,277      0.4

               Merchandising                75    Valora Holding AG                          20,531        19,683      0.2

               Telephone Service           160    Swisscom AG (Registered)                   42,379        54,070      0.6

                                                  Total Common Stocks in Switzerland        138,088       150,241      1.7

United         Aerospace & Defense       4,300    British Aerospace PLC                      34,926        36,969      0.4
Kingdom
               Automobile Parts          7,100    LucasVarity PLC                            22,298        24,370      0.3

               Banking                   2,200    Bank of Scotland                           23,500        24,324      0.3
                                           800    HSBC Holdings PLC                          20,723        21,651      0.3
                                         1,600    Lloyds TSB Group PLC                       19,882        22,245      0.3
                                         1,400    National Westminster Bank PLC
                                                  (Ordinary)                                 24,272        25,552      0.3
                                                                                        -----------   -----------    ------
                                                                                             88,377        93,772      1.2

               Beverages                 8,208    Diageo PLC                                 92,620        91,969      1.0

               Diversified               8,000    Billiton PLC                               19,324        17,492      0.2

               Drugs                     1,200    Zeneca Group PLC                           48,235        49,902      0.6

               Foods                     4,900    Devro PLC                                  32,782        13,180      0.1

               Metal & Mining            1,600    Rio Tinto PLC (Registered)                 19,739        18,746      0.2

               Oil--Integrated           1,200    Shell Transport & Trading
                                                  Company (ADR)(a)                           44,090        43,575      0.5

               Oil--Related              1,400    British Petroleum Company PLC              20,028        21,832      0.2

               Pharmaceuticals           1,400    Glaxo Wellcome PLC                         44,736        44,288      0.5

               Travel & Lodging         32,000    Thomson Travel Group PLC                   96,643        77,097      0.9

                                                  Total Common Stocks in the
                                                  United Kingdom                            563,798       533,192      6.1

United         Aerospace & Defense       1,800    GenCorp, Inc.                              47,060        44,325      0.5
States                                     400    United Technologies Corporation            33,836        42,875      0.5
                                                                                        -----------   -----------    ------
                                                                                             80,896        87,200      1.0

               Airlines                    415    US Airways Group, Inc.                     20,275        21,580      0.2

               Automobiles                 500    General Motors Corporation                 35,263        35,000      0.4

               Automobile Parts          1,450    Federal-Mogul Corporation                  68,819        82,288      0.9

               Automobile Rental         1,700    Avis Rent A Car, Inc.                      40,763        35,806      0.4
               & Leasing                   650    The Hertz Corporation (Class A)            25,751        23,888      0.3
                                                                                        -----------   -----------    ------
                                                                                             66,514        59,694      0.7

               Banking                   1,550    The Bank of New York Company, Inc.         34,617        53,088      0.6
                                           615    BankAmerica Corporation                    34,298        40,090      0.5
                                         1,450    First Union Corporation                    76,058        88,088      1.0
                                                                                        -----------   -----------    ------
                                                                                            144,973       181,266      2.1

               Banking & Financial       1,060    Mellon Bank Corporation                    66,458        66,714      0.8

               Beverages                 2,150    PepsiCo, Inc.                              77,925        83,178      1.0

               Broadcast--Media            400    Fox Entertainment Group, Inc. (Class A)     9,000         9,450      0.1

               Broadcasting/Cable        2,150    Tele-Communications, Inc. (Class A)        59,593        90,703      1.0
                                         4,900    Tele-Communications TCI Ventures
                                                  Group (Class A)                            60,407        96,775      1.1
                                                                                        -----------   -----------    ------
                                                                                            120,000       187,478      2.1

               Chemicals                   500    DuPont (E.I.) de Nemours and Company       31,094        29,375      0.3
                                         1,400    Morton International, Inc.                 40,315        41,213      0.5
                                                                                        -----------   -----------    ------
                                                                                             71,409        70,588      0.8

               Computer Services/        1,250    Cisco Systems, Inc.                        61,939        94,219      1.1
               Software                    500    International Business
                                                  Machines Corporation                       59,324        82,500      0.9
                                                                                        -----------   -----------    ------
                                                                                            121,263       176,719      2.0



Merrill Lynch Asset Growth Fund, Inc., November 30, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                                        Shares                                                                   Percent of
COUNTRY        Industries                 Held           Common Stocks                        Cost      Value    Net Assets
United         Computers                 3,000    COMPAQ Computer Corporation           $   103,778   $    97,500      1.1%
States                                     300    EMC Corporation                            21,273        21,750      0.3
(concluded)                                                                             -----------   -----------    ------
                                                                                            125,051       119,250      1.4

               Consumer--Electronics     1,150    Dell Computer Corporation                  72,321        69,862      0.8

               Consumer--Products        1,100    The Black & Decker Corporation             45,983        59,606      0.7
                                         3,250    The Dial Corporation                       71,003        85,313      1.0
                                                                                        -----------   -----------    ------
                                                                                            116,986       144,919      1.7

               Containers                1,200    Owens-Illinois, Inc.                       39,902        38,550      0.4

               Cruise Lines              1,410    Royal Caribbean Cruises Ltd.               35,747        42,829      0.5

               Electrical Equipment      1,200    PECO Energy Company                        42,344        48,150      0.6

               Electronics                 500    General Electric Company                   40,701        45,250      0.5
                                           550    Intel Corporation                          59,910        59,159      0.7
                                           750    Micron Technology, Inc.                    29,330        30,984      0.4
                                                                                        -----------   -----------    ------
                                                                                            129,941       135,393      1.6

               Entertainment             4,150    Premier Parks, Inc.                       108,025       112,569      1.3

               Financial Services          250    Associates First Capital
                                                  Corporation (Class A)                      17,522        19,469      0.2
                                         2,400    Heller Financial, Inc.                     64,304        62,850      0.7
                                                                                        -----------   -----------    ------
                                                                                             81,826        82,319      0.9

               Food Distribution           850    Nabisco Holdings Corp. (Class A)           31,144        33,894      0.4

               Foods                     1,100    ConAgra, Inc.                              34,085        34,581      0.4
                                         1,510    Keebler Foods Company                      42,826        50,868      0.6
                                                                                        -----------   -----------    ------
                                                                                             76,911        85,449      1.0

               Hotels                      400    3Com Corp.                                 15,830        15,475      0.2

               Insurance                   850    Allmerica Financial Corporation            51,155        46,909      0.5
                                         1,350    The Equitable Companies Incorporated       70,865        74,588      0.9
                                           840    Providian Financial Corporation            57,358        77,123      0.9
                                         1,050    UNUM Corporation                           42,837        56,569      0.6
                                                                                        -----------   -----------    ------
                                                                                            222,215       255,189      2.9

               Machinery                   400    Case Corporation                           10,399         9,700      0.1
                                         1,700    Ingersoll-Rand Company                     63,386        79,581      0.9
                                                                                        -----------   -----------    ------
                                                                                             73,785        89,281      1.0

               Manufacturing             1,300    Tyco International Ltd.                    70,558        85,556      1.0

               Medical                     950    Beckman Coulter, Inc.                      54,941        45,837      0.5

               Medical Services          2,250    HEALTHSOUTH Corporation                    41,618        30,234      0.3

               Medical Technology          550    Johnson & Johnson                          44,104        44,688      0.5

               Metals                      300    Aluminum Co. of America                    23,406        22,237      0.3

               Natural Gas               1,450    Enron Corporation                          64,808        76,216      0.9

               Oil--Integrated             600    Mobil Corporation                          46,627        51,713      0.6

               Oil Services                660    Schlumberger Ltd.                          40,923        29,494      0.3

               Paper & Forest Products     520    Kimberly-Clark Corporation                 24,307        27,365      0.3

               Petroleum                 1,350    Unocal Corporation                         47,807        45,731      0.5

               Pharmaceuticals             950    Bristol-Myers Squibb Company               96,481       116,434      1.3
                                         1,200    Warner-Lambert Company                     65,387        90,600      1.0
                                                                                        -----------   -----------    ------
                                                                                            161,868       207,034      2.3

               Printing & Publishing     2,100    World Color Press, Inc.                    62,467        62,475      0.7

               Radio & Television        2,750    Capstar Broadcasting
                                                  Corporation (Class A)                      52,043        49,156      0.6

               Railroads                 2,300    Burlington Northern Santa Fe Corp.         66,527        78,200      0.9

               Retail--Specialty         1,800    Lowe's Companies, Inc.                     65,096        76,050      0.9

               Retail--Stores            2,300    Rite Aid Corporation                       61,554       106,663      1.2
                                         1,250    Safeway, Inc.                              51,573        66,016      0.8
                                           950    Wal-Mart Stores, Inc.                      47,602        71,547      0.8
                                                                                        -----------   -----------    ------
                                                                                            160,729       244,226      2.8

               Savings & Loan            2,650    GreenPoint Financial Corp.                 99,492       100,866      1.2
               Associations

               Scientific Equipment        750    Millipore Corporation                      17,134        21,094      0.2

               Semiconductors              600    Motorola, Inc.                             28,777        37,200      0.4

               Services                    740    Quintiles Transnational Corp.              34,942        36,908      0.4

               Software--Computer        1,100    BMC Software, Inc.                         38,708        56,100      0.6
                                           150    Microsoft Corporation                      16,505        18,300      0.2
                                                                                        -----------   -----------    ------
                                                                                             55,213        74,400      0.8

               Steel                       950    Bethlehem Steel Corporation                 9,795         7,837      0.1
                                           300    USX-U.S. Steel Group                        8,204         7,331      0.1
                                                                                        -----------   -----------    ------
                                                                                             17,999        15,168      0.2

               Telecommunications        1,450    GTE Corporation                            77,066        89,900      1.0
                                         1,800    MCI WorldCom, Inc.                         70,097       106,088      1.2
                                                                                        -----------   -----------    ------
                                                                                            147,163       195,988      2.2

               Utilities--               1,550    Ameritech Corporation                      76,886        83,894      1.0
               Communication

               Utilities--Electric         950    Public Service Enterprise
                                                  Group Incorporated                         36,904        37,050      0.4
                                           850    Texas Utilities Company                    38,021        37,878      0.4
                                                                                        -----------   -----------    ------
                                                                                             74,925        74,928      0.8

               Utilities--Gas            1,950    El Paso Energy Corporation                 56,236        66,544      0.8

               Waste Management          1,200    Waste Management, Inc.                     53,711        51,450      0.6

                                                  Total Common Stocks in the
                                                  United States                           3,745,130     4,268,936     48.8

                                                  Total Investments in
                                                  Common Stocks                           6,302,341     6,803,397     77.8

                                         Face
                                        Amount          Fixed-Income Securities

Germany        Foreign                            Bundesrepublik Deutschland:
               Government         DM   165,000      6% due 7/04/2007                         96,503       111,698      1.3
               Obligations             800,000      4.75% due 7/04/2008                     525,347       502,242      5.7

                                                  Total Fixed-Income Securities in
                                                  Germany                                   621,850       613,940      7.0




Merrill Lynch Asset Growth Fund, Inc., November 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                       (in US dollars)
                                          Face                                                                   Percent of
COUNTRY                                  Amount     Fixed-Income Securities                   Cost      Value    Net Assets
United         Foreign         Pound    75,000    UK Treasury Gilt, 7.25% due
Kingdom        Government   Sterling              12/07/2007                            $   124,141   $   147,243      1.7%
               Obligations

                                                  Total Fixed-Income Securities
                                                  in the United Kingdom                     124,141       147,243      1.7

United         US Government &                    Federal National Mortgage Association:
States         Agency            US$   180,000      5.625% due 3/15/2001                    180,639       182,869      2.1
               Obligations              80,000      5.75% due 4/15/2003                      80,594        82,413      0.9
                                       150,000      5.75% due 2/15/2008                     149,414       154,476      1.8
                                       100,000    US Treasury Notes, 6.625% due
                                                  2/15/2027                                 113,609       119,000      1.4

                                                  Total Fixed-Income Securities
                                                  in the United States                      524,256       538,758      6.2

                                                  Total Investments in
                                                  Fixed-Income Securities                 1,270,247     1,299,941     14.9

                                                       Short-Term Securities

United         US Government     US$   466,000    Federal Home Loan Bank, 5.15%
States         Agency                             due 12/01/1998                            466,000       466,000      5.3
               Obligations*

                                                  Total Investments in
                                                  Short-Term Securities                     466,000       466,000      5.3

               Total Investments                                                        $ 8,038,588     8,569,338     98.0
                                                                                        ===========
               Unrealized Appreciation on Forward Foreign Exchange Contracts**                             11,626      0.1

               Other Assets Less Liabilities                                                              162,407      1.9
                                                                                                      -----------    ------
               Net Assets                                                                             $ 8,743,371    100.0%
                                                                                                      ===========    ======



               Net Asset Value:     Class A--Based on net assets of $2,136,508 and
                                             210,719 shares outstanding                               $     10.14
                                                                                                      ===========
                                    Class B--Based on net assets of $5,868,310 and
                                             583,898 shares outstanding                               $     10.05
                                                                                                      ===========
                                    Class C--Based on net assets of $476,066 and
                                             47,646 shares outstanding                                $      9.99
                                                                                                      ===========
                                    Class D--Based on net assets of $262,487 and
                                             25,802 shares outstanding                                $     10.17
                                                                                                      ===========


            (a)American Depositary Receipts (ADR).
              *Certain USGovernment Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the Fund.

             **Forward foreign exchange contracts as of November 30, 1998 were as follows:
                                                                         Unrealized
               Foreign                                 Expiration       Appreciation
               Currency Sold                              Date         (Depreciation)

               C$                150,000              December 1998        $(1,525)
               Pound Sterling    240,000              December 1998         11,599
               Pound Sterling    150,000              January 1999           1,552
                                                                           -------
               Total Unrealized Appreciation on Forward
               Foreign Exchange Contracts--Net
               (US$Commitment--$752,443)                                   $11,626
                                                                           =======



EQUITY PORTFOLIO CHANGES


For the Quarter Ended November 30, 1998

Additions

3Com Corp.
Aluminum Co. of America
Ameritech Corporation
Associates First Capital Corporation
 (Class A)
Bank of Scotland
Bethlehem Steel Corporation
Billiton PLC
British Petroleum Company PLC
Case Corporation
ConAgra, Inc.
DaimlerChrysler AG
Dell Computer Corporation
DuPont (E.I.) de Nemours and Company
EMC Corporation
Endesa, S.A.
Flextronics International Ltd.
Fox Entertainment Group, Inc. (Class A)
France Telecom S.A.
Fuji Photo Film Co., Ltd.
Fujikura Ltd.
Fujitsu Ltd.
GTE Corporation
General Motors Corporation
Glaxo Wellcome PLC
Groupe Danone
HSBC Holdings PLC
ISS International Service System A/S
 (Class B)
Intel Corporation
Johnson & Johnson
KAO Corp.
Kimberly-Clark Corporation
Lloyds TSB Group PLC
Marui Co. Ltd.
Mayr-Melnhof Karton AG
Mellon Bank Corporation
Merkantildata ASA
Micron Technology, Inc.
Microsoft Corporation
Mobil Corporation
Morton International, Inc.
Motorola, Inc.
NTT Mobile Communication Network, Inc.
Nabisco Holdings Corp. (Class A)
National Westminster Bank PLC (Ordinary)
Nestle S.A. (Registered Shares)
Nippon Telegraph & Telephone Corporation
 (NTT)
Nokia Oyj (Class A)
Novartis AG (Registered Shares)
Olympus Optical Co. Ltd.
PECO Energy Company
Public Service Enterprise Group
 Incorporated
Quintiles Transnational Corp.
Rio Tinto PLC (Registered)
Shell Transport & Trading Company (ADR)
Swisscom AG (Registered)
Telecom Italia S.p.A.
Telefonica, S.A.
Texas Utilities Company
UPM-Kymmene Oyj
USX-U.S. Steel Group
Unilever N.V.
United Technologies Corporation
Waste Management, Inc.
Zeneca Group PLC


Deletions

Alstom
Bank of Tokyo-Mitsubishi, Ltd. (The)
Bayerische Vereinsbank AG
Carnival Corporation (Class A)
Chancellor Media Corp.
Columbia/HCA Healthcare Corp.
Computer Associates International, Inc.
Consolidated Stores Corporation
Custos AB (Class A)
Danieli & C. Officine Meccaniche S.p.A.
Finnlines OY
The Gillette Company
Great Lakes Chemical Corporation
Ito-Yokado Co., Ltd.
Makino Milling Machine Co., Ltd.
Oversea-Chinese Banking Corp. Ltd.
Perstorp AB (Class B)
Schindler Holding AG
Sears, Roebuck and Co.
Sony Corporation
Starwood Hotels & Resorts
Texas Instruments Inc.
Tokyo Electron Limited.
Travelers Group, Inc.
Union Bank of Switzerland
USA Waste Services, Inc.


